LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term:
Operating lease	10 years 8 months 12 days	10 years 9 months 18 days
Finance lease	18 years 10 months 24 days	17 years 8 months 12 days
Weighted average discount rate:
Operating lease	7.50%	7.01%
Finance lease	10.44%	7.27%